SCHEDULE I - Form 5500 - Assets, Liabilities, Income and Expenses - Fifth District Savings Bank 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SCHEDULE I - Form 5500 - Assets, Liabilities, Income and Expenses
Plan name	Fifth District Savings Bank 401(k) Plan
Plan number	002
Employer Identification Number	72-0184630
Plan Assets and Liabilities:
Total plan assets	$ 14,681,887	$ 14,606,245
Total plan liabilities	0	0
Net plan assets	14,681,887	$ 14,606,245
Income, Expenses, and Transfers for this Plan Year:
Employers contributions received or receivable	450,267
Participants contributions received or receivable	248,518
Others (including rollovers) contributions received or receivable	16,054
Noncash contributions	0
Other income	2,280,819
Total income	2,995,658
Benefits paid (including direct rollovers)	2,859,820
Corrective distributions	9,834
Certain deemed distributions of participant loans	0
Administrative service providers (salaries, fees, and commissions)	50,362
Other expenses	0
Total expenses	2,920,016
Net income (loss)	75,642
Transfers to (from) the plan	$ 0